General & Administrative Expenses, Stock compensation series (Details)	12 Months Ended
Dec. 31, 2020 shares $ / shares
October 2005 [Member] | Stock Options [Member]
Stock Compensation Series [Abstract]
Number of stock options (in shares) | shares	965
Vesting period	10 years
Fair value at grant date of stock options (in dollars per share) | $ / shares	$ 144.00
March 2012 [Member] | Restricted Shares [Member]
Stock Compensation Series [Abstract]
Number of restricted shares (in shares) | shares	14,515
Vesting period	3 years
Fair value at grant date of restricted shares (in dollars per share) | $ / shares	$ 13.80
June 2013 One [Member] | Restricted Shares [Member]
Stock Compensation Series [Abstract]
Number of restricted shares (in shares) | shares	155,000
Vesting period	4 years
Fair value at grant date of restricted shares (in dollars per share) | $ / shares	$ 4.15
June 2013 Two [Member] | Stock Options [Member]
Stock Compensation Series [Abstract]
Number of stock options (in shares) | shares	155,000
Vesting period	5 years
Fair value at grant date of stock options (in dollars per share) | $ / shares	$ 1.31
June 2013 Three [Member] | Stock Options [Member]
Stock Compensation Series [Abstract]
Number of stock options (in shares) | shares	155,000
Vesting period	5 years
Fair value at grant date of stock options (in dollars per share) | $ / shares	$ 0.97
February 2014 One [Member] | Restricted Shares [Member]
Stock Compensation Series [Abstract]
Number of restricted shares (in shares) | shares	29,333
Vesting period	3 years
Fair value at grant date of restricted shares (in dollars per share) | $ / shares	$ 6.92
February 2014 Two [Member] | Restricted Shares [Member]
Stock Compensation Series [Abstract]
Number of restricted shares (in shares) | shares	29,333
Vesting period	3 years
Fair value at grant date of restricted shares (in dollars per share) | $ / shares	$ 6.33
February 2014 Three [Member] | Restricted Shares [Member]
Stock Compensation Series [Abstract]
Number of restricted shares (in shares) | shares	29,333
Vesting period	3 years
Fair value at grant date of restricted shares (in dollars per share) | $ / shares	$ 5.63
February 2014 Four [Member] | Restricted Shares [Member]
Stock Compensation Series [Abstract]
Number of restricted shares (in shares) | shares	88,000
Vesting period	3 years
Fair value at grant date of restricted shares (in dollars per share) | $ / shares	$ 7.61
June 2014 One [Member] | Restricted Shares [Member]
Stock Compensation Series [Abstract]
Number of restricted shares (in shares) | shares	95,666
Vesting period	3 years
Fair value at grant date of restricted shares (in dollars per share) | $ / shares	$ 6.41
June 2014 Two [Member] | Restricted Shares [Member]
Stock Compensation Series [Abstract]
Number of restricted shares (in shares) | shares	95,666
Vesting period	3 years
Fair value at grant date of restricted shares (in dollars per share) | $ / shares	$ 5.74
June 2014 Three [Member] | Restricted Shares [Member]
Stock Compensation Series [Abstract]
Number of restricted shares (in shares) | shares	95,666
Vesting period	3 years
Fair value at grant date of restricted shares (in dollars per share) | $ / shares	$ 5.13
June 2014 Four [Member] | Restricted Shares [Member]
Stock Compensation Series [Abstract]
Number of restricted shares (in shares) | shares	287,000
Vesting period	3 years
Fair value at grant date of restricted shares (in dollars per share) | $ / shares	$ 7.15
January 2015 [Member] | Restricted Shares [Member]
Stock Compensation Series [Abstract]
Number of restricted shares (in shares) | shares	850,000
Vesting period	3 years
Fair value at grant date of restricted shares (in dollars per share) | $ / shares	$ 8.81
January 2016 [Member] | Restricted Shares [Member]
Stock Compensation Series [Abstract]
Number of restricted shares (in shares) | shares	824,000
Vesting period	2 years
Fair value at grant date of restricted shares (in dollars per share) | $ / shares	$ 6.65
January 2017 [Member] | Restricted Shares [Member]
Stock Compensation Series [Abstract]
Number of restricted shares (in shares) | shares	900,000
Vesting period	2 years
Fair value at grant date of restricted shares (in dollars per share) | $ / shares	$ 4.61
January 2018 One [Member] | Restricted Shares [Member]
Stock Compensation Series [Abstract]
Number of restricted shares (in shares) | shares	355,000
Vesting period	1 year
Fair value at grant date of restricted shares (in dollars per share) | $ / shares	$ 3.92
January 2018 Two [Member] | Restricted Shares [Member]
Stock Compensation Series [Abstract]
Number of restricted shares (in shares) | shares	212,000
Vesting period	3 years
Fair value at grant date of restricted shares (in dollars per share) | $ / shares	$ 2.30
January 2019 One [Member] | Restricted Shares [Member]
Stock Compensation Series [Abstract]
Number of restricted shares (in shares) | shares	360,000
Vesting period	3 years
Fair value at grant date of restricted shares (in dollars per share) | $ / shares	$ 4.25
January 2019 Two [Member] | Restricted Shares [Member]
Stock Compensation Series [Abstract]
Number of restricted shares (in shares) | shares	200,000
Vesting period	3 years
Fair value at grant date of restricted shares (in dollars per share) | $ / shares	$ 3.04
March 2019 [Member] | Restricted Shares [Member]
Stock Compensation Series [Abstract]
Number of restricted shares (in shares) | shares	210,000
Vesting period	1 year
Fair value at grant date of restricted shares (in dollars per share) | $ / shares	$ 4.60
January 2020 One [Member] | Restricted Shares [Member]
Stock Compensation Series [Abstract]
Number of restricted shares (in shares) | shares	460,000
Vesting period	3 years
Fair value at grant date of restricted shares (in dollars per share) | $ / shares	$ 8.22
January 2020 Two [Member] | Restricted Shares [Member]
Stock Compensation Series [Abstract]
Number of restricted shares (in shares) | shares	150,000
Vesting period	1 year
Fair value at grant date of restricted shares (in dollars per share) | $ / shares	$ 8.22
January 2020 Three [Member] | Restricted Shares [Member]
Stock Compensation Series [Abstract]
Number of restricted shares (in shares) | shares	200,000
Vesting period	1 year
Fair value at grant date of restricted shares (in dollars per share) | $ / shares	$ 3.5637